Provisions - Schedule of changes in fair value of plan assets (Details) - Spain - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment plans
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	€ 93	€ 104	€ 149
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	3	4	4
Benefits paid	(13)	(15)	(16)
Paid premiums	0	0	0
Actuarial gains/(losses)	(2)	0	(33)
Fair value of insurance contracts linked to pensions at end of year	81	93	104
Other similar obligations
Insurance contracts linked to pensions
Fair value of insurance contracts linked to pensions at beginning of year	0	0	0
Incorporation of Group companies, net	0	0	0
Expected return on insurance contracts linked to pensions	0	0	0
Benefits paid	0	0	0
Paid premiums	0	0	0
Actuarial gains/(losses)	0	0	0
Fair value of insurance contracts linked to pensions at end of year	0	0	0
Plan assets | Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	1,235	861	1,217
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	43	40	30
Gains/(losses) on settlements	0	0	0
Benefits paid	(124)	(89)	(78)
Contributions/(surrenders)	58	409	2
Actuarial gains/(losses)	27	25	(303)
Exchange differences and other items	(5)	(11)	(7)
Fair value of plan assets at end of year	1,234	1,235	861
Plan assets | Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
Fair value of plan assets at beginning of year	7	8	10
Incorporation of Group companies, net	0	0	0
Expected return on plan assets	0	0	0
Gains/(losses) on settlements	0	0	0
Benefits paid	(2)	(2)	(2)
Contributions/(surrenders)	0	0	0
Actuarial gains/(losses)	0	0	(1)
Exchange differences and other items	0	1	1
Fair value of plan assets at end of year	€ 5	€ 7	€ 8